Derivatives and Hedging Activities - Summary of Fair Value, Notional Amount and Balance Sheet Classification (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Other assets
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 625,607	$ 1,193,323
Derivative assets, fair value	21,989	38,838
Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, notional amount	1,221,252	395,396
Derivative liabilities, fair value	32,546	12,731
Client swap program hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative, notional amount	425,607	395,396
Derivative assets, fair value	20,381	12,731
Client swap program hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, notional amount	425,607	395,396
Derivative liabilities, fair value	20,381	12,731
Commercial loan fair value hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative, notional amount	0	97,927
Derivative assets, fair value	0	3,857
Commercial loan fair value hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, notional amount	95,645	0
Derivative liabilities, fair value	4,288	0
Mortgage loan fair value hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative, notional amount	200,000
Derivative assets, fair value	1,608
Mortgage loan fair value hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, notional amount	0
Derivative liabilities, fair value	0
Borrowings cash flow hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative, notional amount	0	700,000
Derivative assets, fair value	0	22,250
Borrowings cash flow hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative, notional amount	700,000	0
Derivative liabilities, fair value	$ 7,877	$ 0